Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Financial assets
Available-for-sale investments	$ 2,272,486	$ 2,696,253
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Other assets - Derivatives
Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	$ 2,272,486	2,696,253
Other assets - Derivatives	35,478	1,064
Financial liabilities
Other liabilities - Derivatives	2,039	5,267
Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	1,084,825	1,342,083
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	1,187,661	1,354,170
Other assets - Derivatives	35,478	1,064
Financial liabilities
Other liabilities - Derivatives	2,039	5,267
US government and federal agencies
Financial assets
Available-for-sale investments	2,163,619	2,682,471
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	2,163,619	2,682,471
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	991,357	1,342,083
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	1,172,262	1,340,388
Non-US governments debt securities
Financial assets
Available-for-sale investments	93,468	0
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	93,468	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	93,468	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	40	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	40	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	40	0
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	15,359	13,782
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	15,359	13,782
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	$ 15,359	$ 13,782